Fair Value Measurements - Summary of Liabilities Measured At Fair Value Using Significant Unobservable Inputs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 5,457	$ 23,429	$ 5,172	$ 23,429
Embedded derivative recognized under Term Loan 2		51,328		51,328
Contingent consideration recognized due to acquisitions		2,695		2,695
Warrants acquired in merger	163,058		163,058
Contingent consideration settled through equity	9,600	(1,958)	9,600	(1,958)
Contingent consideration payments	(2,214)		(2,214)
Ending Balance	136,190	75,800	136,190	75,800
Embedded Derivative Liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value		$ 306		$ 306
Contingent Consideration
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	(496)		(211)
Warrant Liabilities
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value	$ (39,215)		$ (39,215)